Long-Term Investments - Schedule of Balance Sheets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
BioFirst [Member]
Schedule of Balance Sheet [Line Items]
Current Assets	$ 1,323,952	$ 1,451,877
Non-current Assets	1,083,472	686,206
Current Liabilities	3,508,413	2,286,058
Non-current Liabilities	114,606	347,193
Shareholders’ Deficit	(1,215,595)	(495,168)
Rgene [Member]
Schedule of Balance Sheet [Line Items]
Current Assets	46,491	50,538
Non-current Assets	222,988	250,716
Current Liabilities	1,546,123	2,591,960
Non-current Liabilities	319	811
Shareholders’ Deficit	$ (1,276,963)	$ (2,291,517)